Annual Total Returns- Consumer Products Fund (Investor Class and Class H) [BarChart] - Investor Class and Class H - Consumer Products Fund - Investor Class	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	14.00%	9.76%	28.95%	12.87%	6.55%	5.78%	11.96%	(11.85%)	22.83%	8.29%